Note 5 - Leases (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Lease, Cost [Table Text Block]
	Fiscal 2026	Fiscal 2025
Finance lease - amortization of ROU asset	—	54
Operating lease expense	850	384
	$850	$438

Schedule of Balance Sheet Information Related to Operating Leases [Table Text Block]
	March 31, 2026	March 31, 2025	Balance Sheet Classification
Assets
Operating lease right-of-use asset	$4,702	$2,841	Operating lease right-of-use asset
Finance lease right-of-use asset	—	378	Property, plant & equipment
Total right-of-use assets	$4,702	$3,219

Liabilities
Operating lease liability, current	$756	$160	Accrued expenses
Operating lease liability, non-current	4,097	2,752	Non-current lease liabilities
Total lease liabilities	$4,853	$2,912

Operating and Finance Lease, Liability, Maturity [Table Text Block]
Operating
Leases
Fiscal 2027	1,054
Fiscal 2028	990
Fiscal 2029	971
Fiscal 2030	478
Fiscal 2031 and beyond	4,544
Total undiscounted lease payments	$8,037
Less: imputed interest	(3,184)
Present value of lease liability	$4,853